Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended	12 Months Ended		17 Months Ended	20 Months Ended	24 Months Ended	29 Months Ended	32 Months Ended	36 Months Ended	41 Months Ended	44 Months Ended	48 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Jun. 30, 2016	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2022	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
International Growth and Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class A (with sales charge)
Accumulated Value			$ 9,424			$ 11,101			$ 11,787			$ 12,063			$ 11,392			$ 15,712			$ 12,690		$ 14,607		$ 16,176		$ 19,143		$ 23,963
International Growth and Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class C (with sales charge)
Accumulated Value			10,000			11,683			12,309			12,504			11,718			16,044			12,859		14,693		16,153		19,116		23,929
International Growth and Income Fund - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class F-1
Accumulated Value			10,000			11,774			12,499			12,785			12,075			16,651			13,444		15,477		17,133		20,272		25,370
International Growth and Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class F-2
Accumulated Value			10,000			11,804			12,561			12,888			12,202			16,871			13,659		15,770		17,507		20,776		26,070
International Growth and Income Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class F-3
Accumulated Value		$ 10,000					$ 11,761			$ 12,079			$ 11,450			$ 15,851			$ 12,845			$ 14,845		$ 16,499		$ 19,600		$ 24,622
International Growth and Income Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class 529-A (with sales charge)
Accumulated Value			9,649			11,358			12,051			12,329			11,639			16,051			12,957		14,913		16,509		19,529		24,442
International Growth and Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class 529-C (with sales charge)
Accumulated Value			10,000			11,679			12,301			12,487			11,699			16,012			12,926		14,877		16,470		19,482		24,384
International Growth and Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class 529-E
Accumulated Value			10,000			11,745			12,441			12,699			11,967			16,470			13,267		15,240		16,842		19,882		24,831
International Growth and Income Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class 529-F-2
Accumulated Value	$ 10,000			$ 13,512				$ 10,940			$ 12,629			$ 14,024			$ 16,638			$ 20,883
International Growth and Income Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class 529-F-3
Accumulated Value	10,000			13,517				10,948			12,643			14,048			16,675			20,940
International Growth and Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-1
Accumulated Value			10,000			11,689			12,318			12,518			11,737			16,077			12,893		14,731		16,196		19,022		23,638
International Growth and Income Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-2
Accumulated Value			10,000			11,689			12,318			12,515			11,730			16,064			12,876		14,719		16,182		19,011		23,627
International Growth and Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-2E
Accumulated Value			10,000			11,724			12,391			12,620			11,869			16,300			13,105		15,025		16,570		19,523		24,332
International Growth and Income Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-3
Accumulated Value			10,000			11,740			12,427			12,680			11,940			16,421			13,225		15,183		16,770		19,786		24,695
International Growth and Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-4
Accumulated Value			10,000			11,777			12,503			12,796			12,087			16,677			13,470		15,511		17,181		20,334		25,461
International Growth and Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-5E
Accumulated Value			10,000			11,798			12,549			12,871			12,182			16,840			13,627		15,721		17,454		20,696		25,961
International Growth and Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-5
Accumulated Value			10,000			11,813			12,578			12,911			12,233			16,932			13,720		15,848		17,607		20,901		26,242
International Growth and Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name					International Growth and Income Fund — Class R-6
Accumulated Value			10,000			11,817			12,590			12,932			12,259			16,971			13,754		15,894		17,670		20,989		26,365
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 13,054		$ 12,045	$ 11,753	$ 10,519	$ 12,922	$ 11,904	$ 11,856	$ 13,088	$ 11,333	$ 13,234	$ 12,460	$ 15,381	$ 15,580	$ 16,910	$ 12,394	$ 19,889	$ 13,626	$ 13,970	$ 15,359	$ 15,593	$ 17,144	$ 18,357	$ 20,182	$ 23,434	$ 25,764